NOTE 25 - Income Taxes	12 Months Ended
Dec. 31, 2025
Notes
NOTE 25 - Income Taxes:

NOTE 25 - Income Taxes:

a.Basis of taxation:

i)The Company’s subsidiaries are separately taxes under the domestic tax laws of the jurisdiction of incorporation of each entity.

ii)The Company files a federal income tax return in Canada, that includes both federal and provincial income tax filings, the Israeli subsidiary file income tax return in Israel and the U.S. subsidiaries file federal and state income tax returns in the U.S.

iii)The Company remains subject to audit by the relevant tax authorities for the years ended 2019 through 2025.

iv)The Canadian corporate tax rate stands at 27%, the Israeli corporate tax rate stands at 23% and the corporate tax rate in the U.S. stands at 21% for the years ended December 31, 2025, and 2024.

b.Current and Deferred taxes:

The components of the income or loss before the provision for income taxes for the years ended December 31, 2025, and 2024 were as follows:

	December 31, 2025	December 31, 2024
Canada	(4,505)	(7,542)
Israel	(6,630)	(5,125)
United States	76	(238)
Total income or loss before income taxes	(11,059)	(12,905)

The provision for income taxes for the years ended December 31, 2025, and 2024 was as follows:

	December 31, 2025	December 31, 2024
Current
Canada	-	-
Israel	-	-
United States	(53)	(8)
Deferred
Canada	-	-
Israel	-	-
United States	-	-
Total deferred income tax expense	-	-
Total provision for income taxes	(53)	(8)

c.Net operating losses carryforwards:

As of December 31, 2025, the Company has estimated carry forward tax losses of approximately $62,593, which may be carried forward and offset against taxable income for an indefinite period in the future.

Deferred tax asset over the Company's losses was not recognized since it is not probable that taxable profit will be available in the foreseen future.

The estimated carry forward tax losses for the years ended December 31, 2025, and 2024 were as follows:

	December 31, 2025	December 31, 2024
Canada	(7,568)	(7,023)
Israel	(55,025)	(45,156)
United States	-	(38)
Total estimated carry forward tax losses	(62,593)	(52,217)

d.Reconciliation of effective tax rate:

The reasons for the difference between the actual tax charge for the year and the standard rate of corporation tax applied to profits for the year are as follows:

	For the Year ended December 31,
	2025	2024
Loss before income tax	(11,059)	(12,905)
Losses for which no deferred tax asset is recognized	11,135	12,966
Taxable income before income taxes	76	61
Company’s domestic tax rate in Canada	27%	27%
Income tax expense based on average statutory tax rate	20	16
Imputed interest over inter-company balances in different jurisdictions	35	(2)
Carryforward net operating losses	(1)	(3)
Different tax rates applied in overseas jurisdictions	(4)	(3)
Expected penalty in the form of interest	3	-
Adjustments in respect of prior‑year income taxes	23	-
Total income tax expense	76	8